UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21579
Nuveen Floating Rate Income Opportunity Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Opportunity Fund (JRO)
October 31, 2006

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (4)	Value

	Variable Rate Senior Loan Interests – 135.8% (82.4% of Total Investments) (2)

	Aerospace & Defense – 2.5% (1.5% of Total Investments)

$8,792	K&F Industries, Inc., Term Loan C	7.320%	11/18/12	B+	$8,834,254
1,000	Transdigm Inc., Term Loan B	7.389%	6/23/13	B+	1,007,375

9,792	Total Aerospace & Defense				9,841,629

	Airlines – 3.6% (2.2% of Total Investments)

5,000	Northwest Airlines Inc., Term Loan	2.500%	7/19/08	N/R	5,021,878
7,836	United Air Lines Inc., Term Loan B	9.250%	2/01/12	B+	7,972,748
1,119	United Air Lines Inc., Delayed Draw Term Loan	9.125%	2/01/12	B+	1,138,964

13,955	Total Airlines				14,133,590

	Auto Components – 3.5% (2.1% of Total Investments)

1,846	Accuride Corporation, Term Loan B	7.438%	1/31/12	B+	1,851,721
5,485	Federal Mogul Corporation, Revolver, (5) (6)	6.823%	2/05/05	N/R	5,085,279
4,000	Goodyear Tire & Rubber Company, Second Lien Term Loan	8.140%	4/30/10	B+	4,037,144
1,000	Goodyear Tire & Rubber Company, Term Loan	7.072%	4/30/10	BB	1,003,214
2,000	Lear Corporation, Term Loan	7.878%	4/25/12	B2	1,996,042

14,331	Total Auto Components				13,973,400

	Building Products – 5.1% (3.1% of Total Investments)

1,777	Atrium Companies Inc. Term Loan	8.126%	5/31/12	B	1,754,497
9,800	Nortek, Inc., Term Loan B	7.325%	8/27/11	B	9,787,750
2,952	Stile Acquisition Corporation, Canadian Term Loan	7.380%	4/05/13	BB-	2,890,898
2,958	Stile Acquisition Corporation, Term Loan B	7.380%	4/05/13	BB-	2,895,823
3,000	TFS Acquisition, Term Loan	8.921%	8/01/13	B+	3,022,500

20,487	Total Building Products				20,351,468

	Capital Markets – 1.4% (0.9% of Total Investments)

2,665	Ameritrade Holdings Corporation, Term Loan B	6.820%	12/31/12	N/R	2,667,172
3,000	BNY Convergex Group LLC, Term Loan	8.380%	10/02/13	B+	3,007,032

5,665	Total Capital Markets				5,674,204

	Chemicals – 6.8% (4.1% of Total Investments)

4,115	Celanese Corporation, Term Loan C	7.117%	4/06/11	N/R	4,143,326
1,298	Headwaters Inc., 1st Lien Term Loan	7.380%	4/30/11	BB-	1,296,655
2,458	Hexion Specialty Chemicals, Term Loan C-1	7.375%	5/05/13	Ba3	2,455,161
534	Hexion Specialty Chemicals, Term Loan C-2	7.370%	5/05/13	Ba3	533,331
6,902	Huntsman International LLC, Term Loan	7.070%	8/16/12	BB-	6,905,947
1,272	JohnsonDiversey Inc., Delayed Term Loan	7.830%	12/16/10	B+	1,280,012
1,477	Lucite International, Term Loan B-1	8.070%	7/19/13	B+	1,489,696
519	Lucite International, Term Loan B-2, (6)	1.375%	7/19/13	B+	4,386
1,000	Lyondell Citgo Refining LP, Term Loan	7.110%	8/16/13	BB	1,006,355
7,880	Rockwood Specialties Group, Inc., Term Loan E	7.376%	7/30/12	B+	7,926,295

27,455	Total Chemicals				27,041,164

	Commercial Services & Supplies – 3.0% (1.8% of Total Investments)

2,784	Allied Waste North America, Inc., Letter of Credit	7.073%	1/15/12	Ba3	2,788,400
7,015	Allied Waste North America, Inc., Term Loan B	7.153%	1/15/12	Ba3	7,025,742
998	Cenveo Inc., Term Loan B	7.389%	6/01/13	BB-	1,001,241
1,161	Workflow Management, Inc., Term Loan	9.376%	11/30/11	B2	1,169,394

11,958	Total Commercial Services & Supplies				11,984,777

	Communications Equipment – 0.8% (0.5% of Total Investments)

3,000	Aspect Software, Term Loan B	8.438%	7/11/11	B+	3,011,625

	Containers & Packaging – 5.2% (3.2% of Total Investments)

995	Amscan Holdings Inc., Term Loan B	8.316%	12/23/12	B+	1,003,084
12,773	Graham Packaging Company, L.P., Term Loan B	7.725%	10/07/11	B	12,847,762
1,429	Graham Packaging Company, L.P., Term Loan C	9.688%	3/15/12	CCC+	1,442,411
611	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	7.572%	11/01/11	B+	615,860
2,889	Smurfit-Stone Container Corporation, Term Loan B	7.658%	11/01/11	B+	2,910,425
1,477	Smurfit-Stone Container Corporation, Term Loan C	7.667%	11/01/11	B+	1,487,908
463	Smurfit-Stone Container Corporation, Tranche C-1	7.625%	11/01/11	B+	466,921

20,637	Total Containers & Packaging				20,774,371

	Diversified Consumer Services – 1.8% (1.1% of Total Investments)

4,022	Alderwoods Group, Inc., Term Loan B-2	7.320%	9/29/09	BB	4,027,543
3,000	West Corporation, Term Loan, WI/DD	TBD	TBD	B+	3,002,946

7,022	Total Diversified Consumer Services				7,030,489

	Diversified Telecommunication Services – 5.4% (3.3% of Total Investments)

8,000	Cebridge III LLC., Term Loan B	7.620%	11/01/14	B+	7,995,000
1,000	Choice One Communications, Term Loan B	9.375%	6/27/12	B	1,012,813
1,975	Intelsat Limited, Term Loan	7.622%	7/01/13	N/R	1,990,122
6,500	Iowa Telecommunications Services, Inc., Term Loan B	7.124%	11/23/11	BB-	6,514,895
4,000	Level 3 Communications Incorporated, Term Loan	8.398%	12/01/11	B-	4,045,832

21,475	Total Diversified Telecommunication Services				21,558,662

	Electric Utilities – 0.6% (0.3% of Total Investments)

2,170	Murray Energy Corporation, Term Loan C	13.900%	1/28/11	N/R	2,256,280

	Electronic Equipment & Instruments – 0.5% (0.3% of Total Investments)

1,995	Sensata Technologies B.V., Term Loan	7.130%	4/27/13	BB-	1,985,337

	Energy Equipment & Services – 0.1% (0.0% of Total Investments)

287	Petroleum Geo-Services, Term Loan	7.610%	12/15/12	BB-	288,875

	Food & Staples Retailing – 2.1% (1.3% of Total Investments)

8,281	Jean Coutu Group, Inc., Term Loan B	7.937%	7/30/11	B1	8,318,595

	Food Products – 1.7% (1.1% of Total Investments)

651	Dole Foods Company Inc., Deposit-Funded Commitment	7.374%	4/12/13	BB-	647,093
1,458	Dole Foods Company Inc., Term Loan B	7.550%	4/12/13	BB-	1,448,680
4,859	Dole Foods Company Inc., Term Loan C	7.480%	4/12/13	B+	4,828,931

6,968	Total Food Products				6,924,704

	Health Care Equipment & Supplies – 0.5% (0.3% of Total Investments)

1,868	Kinetic Concepts Inc., Term Loan B-1	7.120%	8/11/10	BB	1,873,240

	Health Care Providers & Services – 11.0% (6.6% of Total Investments)

7,184	Community Health Systems, Inc., Term Loan	7.150%	8/19/11	BB-	7,195,800
5,184	Davita Inc., Term Loan B	7.425%	10/05/12	BB-	5,215,537
5,970	Fresenius Medical Care AG & Co. KGaA, Term Loan	6.752%	3/31/13	Ba2	5,940,565
3,990	HealthSouth Corporation, Term Loan	8.620%	3/10/13	B2	4,011,057
5,376	IASIS Healthcare LLC, Term Loan B	7.729%	6/22/11	B+	5,409,852
1,042	LifePoint Hospitals Holdings, Inc., Term Loan B	6.945%	4/18/12	Ba3	1,038,666
14,747	Vanguard Health Holding Company, LLC, Replacement Term Loan	7.868%	9/23/11	B	14,778,873

43,493	Total Health Care Providers & Services				43,590,350

	Hotels, Restaurants & Leisure – 9.5% (5.8% of Total Investments)

3,982	24 Hour Fitness Worldwide, Inc., Term Loan B	7.994%	7/17/12	B	4,012,362
2,993	Cedar Fair LP, Term Loan	7.867%	6/13/12	BB-	3,028,738
488	Cracker Barrel, Term B-2 Delayed Draw, (6) (7)	0.750%	4/27/13	BB	(2,594)
3,492	Cracker Barrel, Term Loan B-1	6.932%	4/28/13	BB	3,487,111
9,934	OpBiz, LLC, Term Loan A	8.372%	8/31/10	B-	9,717,984
14	OpBiz, LLC, Term Loan B (PIK)	9.537%	8/31/10	CCC+	13,234
1,980	Penn National Gaming, Inc., Term Loan B	7.129%	10/03/12	BB	1,992,870
7,286	Travelport, Term Loan	8.367%	8/09/13	B+	7,317,453
714	Travelport, Letter of Credit	8.367%	8/09/13	B+	716,835
1,282	Venetian Casino Resort, LLC, Delayed Term Loan	7.120%	6/15/11	BB-	1,286,658
6,218	Venetian Casino Resort, LLC, Term Loan	7.120%	6/15/11	BB-	6,240,293

38,383	Total Hotels, Restaurants & Leisure				37,810,944

	Household Durables – 1.9% (1.2% of Total Investments)

7,635	Jarden Corporation, Term Loan	7.367%	1/24/12	B+	7,657,770

	Household Products – 2.5% (1.5% of Total Investments)

9,774	Prestige Brands, Inc., Term Loan B	7.715%	4/06/11	B+	9,833,488

	Insurance – 1.4% (0.8% of Total Investments)

5,448	Conseco, Inc., Term Loan	7.320%	10/10/13	BB-	5,468,519

	IT Services – 5.9% (3.6% of Total Investments)

12,621	Fidelity National Information Services, Term Loan B	7.070%	3/09/13	BB+	12,664,963
343	Infor Global Solutions, Delayed Draw Loan	9.125%	7/28/12	B	345,928
657	Infor Global Solutions, Term Loan	9.120%	7/28/12	B	663,030
9,875	SunGard Data Systems Inc., Term Loan B	7.999%	2/11/13	B+	9,979,512

23,496	Total IT Services				23,653,433

	Leisure Equipment & Products – 1.5% (0.9% of Total Investments)

6,000	Bombardier Recreational Products, Term Loan	8.130%	6/07/13	B1	6,000,000

	Machinery – 1.3% (0.8% of Total Investments)

1,791	Dresser-Rand Group, Inc., Term Loan	7.485%	10/29/07	BB-	1,801,554
2,500	Navistar International Corporation, Bridge Loan	10.355%	1/22/09	N/R	2,535,416
1,000	Rexnord Corporation, Replacement Term Loan	7.876%	7/19/13	B+	1,006,875

5,291	Total Machinery				5,343,845

	Media – 25.5% (15.5% of Total Investments)

1,985	AMC Entertainment Inc., Term Loan	7.445%	1/26/13	B+	2,003,248
2,500	American Lawyer Media, Inc., Second Lien Term Loan	11.117%	3/07/11	N/R	2,506,250
915	Blockbuster, Inc., Term Loan A	8.631%	8/20/09	B-	913,777
986	Blockbuster, Inc., Term Loan B	8.972%	8/20/11	B-	986,109
7,500	Century Cable Holdings LLC, Term Loan B (5)	10.250%	12/31/09	N/R	7,331,250
9,000	Century Cable Holdings, LLC, Revolver (5)	9.250%	10/25/10	N/R	8,713,125
10,953	Charter Communications Inc., Term Loan B	8.005%	4/28/13	B	11,059,367
4,963	Clear Channel Entertainment, Term Loan B	7.620%	6/20/13	B+	4,965,602
998	Cumulus Media Inc, Term Loan	7.463%	5/05/13	B	1,003,423
2,000	HIT Entertainment Inc., Second Lien Term Loan	10.830%	2/24/13	CCC+	2,020,000
3,960	HIT Entertainment Inc., Term Loan B	7.620%	3/20/12	B	3,974,850
3,975	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.617%	3/15/12	N/R	3,930,637
9,000	Neilsen Finance LLC, Term Loan B	8.190%	8/01/13	B+	9,042,894
3,000	NextMedia Operating Inc., Second Lien Term Loan	9.820%	11/15/12	CCC+	3,023,750
11,000	Panamsat Corporation, Term Loan	7.872%	1/03/14	BB	11,104,654
3,000	Philadelphia Newspapers, Mezzanine Term Loan	16.000%	6/29/12	N/R	2,925,000
8,587	R. H. Donnelley Inc., Term Loan D	6.886%	6/30/11	Ba3	8,562,464
3,910	Regal Cinemas Corporation, Term Loan	7.117%	11/10/10	BB-	3,909,340
2,000	UPC Broadband Holding BV, Term Loan J2	7.640%	3/29/13	B	2,002,411
2,000	UPC Broadband Holding BV, Term Loan K2	7.640%	12/31/13	B	2,002,054
4,868	WMG Acquisition Corp., Term Loan	7.369%	2/28/11	BB-	4,891,737
4,025	Yell Group, Term Loan, DD1	7.320%	2/09/13	N/R	4,049,023

101,125	Total Media				100,920,965

	Metals & Mining – 0.9% (0.5% of Total Investments)

2,541	Amsted Industries Incorporated, Delayed Term Loan, (6) (7)	0.500%	4/05/11	BB-	(31,759)
3,521	Amsted Industries Incorporated, Term Loan B	7.373%	4/05/13	BB-	3,536,653

6,062	Total Metals & Mining				3,504,894

	Multi-Utilities – 2.0% (1.2% of Total Investments)

6,482	NRG Energy Inc., Term Loan	7.367%	2/01/13	BB-	6,523,987
1,485	NRG Energy Inc., Credit-Linked Deposit	7.367%	2/01/13	BB-	1,494,081

7,967	Total Multi-Utilities				8,018,068

	Oil, Gas & Consumable Fuels – 1.0% (0.6% of Total Investments)

800	Coffeyville Resources LLC, Letter of Credit	7.625%	6/30/11	BB-	805,899
1,185	Coffeyville Resources LLC, Term Loan B	7.627%	6/30/12	BB-	1,193,814
2,000	El Paso Corporation, Letter of Credit	7.320%	7/31/11	B+	2,015,893

3,985	Total Oil, Gas & Consumable Fuels				4,015,606

	Paper & Forest Products – 5.9% (3.6% of Total Investments)

689	Bluegrass Container Company LLC, Delayed Draw, 1st Lien	7.601%	7/31/13	BB-	696,397
3,030	Bluegrass Container Company, LLC, 2nd Lien Term Loan	10.323%	12/31/13	B3	3,071,497
970	Bluegrass Container Company, LLC, Delayed Draw, 2nd Lien	10.320%	12/31/13	B-	982,879
2,303	Bluegrass Container Company, LLC, Term Loan B	7.604%	6/30/13	BB-	2,327,432
3,486	Boise Cascade Corporation, Term Loan D	7.108%	3/29/11	BB	3,505,412
7,940	Georgia-Pacific Corporation, Term Loan B	7.385%	12/20/12	BB-	7,990,173
4,000	Georgia-Pacific Corporation, Term Loan C	8.390%	2/13/14	B+	4,056,094
1,000	White Birch Paper Company, Second Lien Term Loan	12.870%	4/08/13	CCC+	1,014,167

23,418	Total Paper & Forest Products				23,644,051

	Pharmaceuticals – 0.7% (0.5% of Total Investments)

2,955	Talecris Biotherapeutics Inc., Term Loan B	8.641%	4/01/11	B2	2,955,000

	Real Estate Management & Development – 4.6% (2.8% of Total Investments)

4,791	Capital Automotive LP., Term Loan	7.080%	12/16/10	BB+	4,818,213
9,500	LNR Property Corporation, Term Loan B	8.220%	7/12/11	B2	9,546,507
2,000	Promontory Club, Second Lien Term Loan	11.824%	8/31/11	N/R	1,955,834
1,980	Promontory Club, Term Loan B	8.070%	8/31/10	N/R	1,932,975

18,271	Total Real Estate Management & Development				18,253,529

	Road & Rail – 1.0% (0.6% of Total Investments)

444	Hertz Corporation, Synthetic Term Loan	7.640%	12/21/12	BB+	448,278
3,531	Hertz Corporation, Term Loan B	7.654%	12/21/12	BB	3,561,630

3,975	Total Road & Rail				4,009,908

	Semiconductors & Equipment – 2.0% (1.2% of Total Investments)

8,000	Advanced Micro Devices, Term Loan B	7.570%	12/13/13	BB-	8,041,428

	Software – 2.8% (1.7% of Total Investments)

4,000	Reynolds and Reynolds Company, 2nd Lien Term Loan, WI/DD	TBD	TBD	B3	4,070,834
7,000	Reynolds and Reynolds Company, Term Loan, WI/DD	TBD	TBD	B3	7,052,500

11,000	Total Software				11,123,334

	Specialty Retail – 5.3% (3.2% of Total Investments)

4,000	FGX International Inc., Term Loan B	9.390%	11/17/12	B	3,980,000
7,000	Michaels Stores Inc., Term Loan, WI/DD	TBD	TBD	B-	7,035,000
7,000	Toys “R” Us, Inc., Term Loan	8.323%	12/09/08	N/R	7,021,875
3,000	Toys “R” Us, Inc., Term Loan B	9.643%	7/01/12	B	3,068,543

21,000	Total Specialty Retail				21,105,418

	Textiles, Apparel & Luxury Goods – 4.0% (2.4% of Total Investments)

995	Burlington Coat Factory Warehouse Corporation, Term Loan	7.530%	4/13/13	B	982,330
2,000	HanesBrands Inc., Term Loan	7.679%	8/15/13	BB-	2,019,500
1,000	HanesBrands Inc., 2nd Lien Term Loan	9.188%	8/15/14	B-	1,026,437
11,942	Visant Holding Corporation, Term Loan C	7.122%	7/29/10	B+	12,013,812

15,937	Total Textiles, Apparel & Luxury Goods				16,042,079

	Trading Companies & Distributors – 0.5% (0.3% of Total Investments)

2,000	Ashtead Group Public Limited Company, Term Loan B	1.750%	8/01/11	B3	2,000,000

$542,561	Total Variable Rate Senior Loan Interests (cost $539,233,357)				540,015,039

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Corporate Bonds – 19.8% (12.0% of Total Investments)

	Building Products – 0.7% (0.4% of Total Investments)

$3,000	Stile Acquisition Corporation, 144A, WI/DD	11.000%	4/06/15	N/R	$2,715,000

	Diversified Telecommunication Services – 4.0% (2.5% of Total Investments)

5,000	Intelsat Subsidiary Holding Company Limited, Floating Rate Note, 4.875% plus six month LIBOR	10.263%	1/15/12	B+	5,093,750
10,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	8.621%	6/15/13	N/R	10,825,000

15,000	Total Diversified Telecommunication Services				15,918,750

	Electronic Equipment & Instruments – 2.8% (1.7% of Total Investments)

11,000	NXP BV, Floating Rate Note, 2.70% plus three-month LIBOR, 144A	8.121%	10/15/13	BB+	11,151,250

	Food & Staples Retailing – 2.5% (1.5% of Total Investments)

10,000	Stater Brothers Holdings Inc., Floating Rate Note, 3.500% plus three-month LIBOR	8.871%	6/15/10	B+	10,100,000

	Health Care Equipment & Supplies – 0.4% (0.2% of Total Investments)

1,500	Encore Medical Finance LLC, 144A, WI/DD	11.750%	11/15/14	CCC+	1,507,500

	Hotels, Restaurants & Leisure – 1.1% (0.7% of Total Investments)

4,440	Park Place Entertainment	8.500%	11/15/06	Baa3	4,443,654

	Media – 4.0% (2.4% of Total Investments)

15,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month LIBOR	9.888%	4/01/09	B+	15,787,500

	Paper & Forest Products – 0.5% (0.3% of Total Investments)

2,000	Verso Paper Holdings LLC., 144A	9.125%	8/01/14	B+	2,040,000

	Real Estate Investment Trust – 1.1% (0.7% of Total Investments)

3,000	Felcor Lodging Trust Inc., Floating Rate Note, 1.875% plus six-month LIBOR, 144A	7.263%	12/01/11	Ba3	2,992,500
1,500	TFS Acquisition Corporation, Floating Rate Note, 7.500% plus three-month LIBOR 144A	12.871%	8/01/14	B-	1,490,625

4,500	Total Real Estate Investment Trust				4,483,125

	Semiconductors & Equipment – 1.3% (0.8% of Total Investments)

5,000	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR,144A	10.871%	6/01/13	B	5,250,000

	Trading Companies & Distributors – 1.4% (0.8% of Total Investments)

3,000	Neff Rental LLC/Neff Finance Corporation, 144A	11.250%	6/15/12	B-	3,262,500
2,000	Penhall International Corporation, 144A	12.000%	8/01/14	B3	2,140,000

5,000	Total Trading Companies & Distributors				5,402,500

$76,440	Total Corporate Bonds (cost $77,119,173)				78,799,279

Shares	Description (1)	Value

	Investment Companies – 0.7% (0.4% of Total Investments)

369,650	ING Prime Rate Trust	$2,639,301

	Total Investment Companies (cost $2,516,171)	2,639,301

Shares	Description (1)	Value

	Warrants – 0.0% (0.0% of Total Investments)

26,182	Reliant Energy Inc.	$189,820

	Total Warrants (cost $184,678)	189,820

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 8.6% (5.2% of Total Investments)

$34,327	Repurchase Agreement with State Street Bank, dated 10/31/06, repurchase price $34,331,878 collateralized by $34,930,000, U.S. Treasury Notes, 4.875%, due 10/31/08, value $35,017,325	5.050%	11/01/06	$34,327,063

	Total Short-Term Investments (cost $34,327,063)			34,327,063

	Total Investments (cost $653,380,442) – 164.9%			655,970,502

	Other Assets Less Liabilities – (4.6)%			(18,237,375)

	Preferred Shares, at Liquidation Value – (60.3)%			(240,000,000)

	Net Assets Applicable to Common Shares – 100%			$397,733,127

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(5)	At or subsequent to October 31, 2006, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Position represents an unfunded Senior Loan commitment outstanding at October 31, 2006. At October 31, 2006, the Fund had unfunded Senior Loan commitments of $3,803,021.

(7)	Negative value represents unrealized depreciation on Senior Loan commitment at October 31, 2006.

WI/DD	Purchased on a when-issued or delayed delivery basis.

DD1	Portion purchased on a delayed delivery basis.

N/R	Not rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(PIK)	In lieu of cash payment, interest accrued on “Payment in Kind” investment increases principal outstanding.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions.
At October 31, 2006, the cost of investments was $654,371,122.
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$4,229,128
Depreciation	(2,629,748)

Net unrealized appreciation (depreciation) of investments	$1,599,380

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Floating Rate Income Opportunity Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date December 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 28, 2006

*	Print the name and title of each signing officer under his or her signature.